Operations and reorganization	12 Months Ended
Dec. 31, 2016
Operations and reorganization
Operations and reorganization

1. Operations and reorganization

Weibo Corporation (“Weibo” or the “Company”) is a leading social media for people to create, share and discover Chinese-language content. It provides an unprecedented and simple way for people and organizations to publicly express themselves in real time, interact with others on a massive global platform and stay connected with the world. As a microcosm of the Chinese society and a cultural phenomenon in China, Weibo allows people to be heard publicly and exposed to the rich ideas, cultures and experiences of the broader world. Media outlets use Weibo as a source of news and a distribution channel for their headline news. Government agencies and officials use Weibo as an official communication channel for disseminating information timely and gauging public opinion to improve public services. Charities use Weibo to make the world a better place by launching charitable projects, seeking donations and volunteers and leveraging celebrities and organizations on Weibo to amplify their impact to society. Weibo generates its revenues mostly from advertising and marketing services, as well as from other services, including game-related services, VIP membership and data licensing.

Incorporated in the Cayman Islands, Weibo Corporation is a controlled subsidiary of Sina Corporation (the “Parent” or “SINA”). In April 2014, the Company completed an initial public offering (the “IPO”) with the new issuance of 19,320,000 Class A ordinary shares and received $306.5 million in net proceeds. Immediately prior to the completion of the IPO, all the ordinary shares held by SINA was converted into an equal number of the Class B ordinary shares, all the ordinary shares held by other shareholders was converted into an equal number of the Class A ordinary shares, and all of its outstanding preferred shares were automatically converted into 30,046,154 Class A ordinary shares. The call option held by a subsidiary of Alibaba Group was exercised to purchase 29,990,778 Class A ordinary shares from SINA and the Company. Each Class A ordinary share is entitled to one vote per share and each Class B ordinary share is entitled to three votes per share. Each Class B ordinary share can be converted into one Class A ordinary share at any time, while Class A ordinary shares cannot be converted into Class B ordinary shares.

Reorganization

The Weibo business was founded by SINA, its parent, in 2009. Prior to the establishment of the Company, the operation of Weibo business was carried out by various subsidiaries and variable interest entities (“VIE”) of SINA (the “Predecessor Operations”). After its establishment, the Company gradually completed the reorganization steps as described below (the “Reorganization”).

Establishment of Weibo Corporation. Weibo Corporation, an exempted company with limited liability, is the holding company for the Weibo business. Weibo HK is a wholly owned subsidiary of Weibo, and Weibo Technology, a wholly foreign-owned enterprise, (“the WFOE”), is a subsidiary of Weibo HK. The Company’s VIE and VIE’s subsidiaries are controlled by the WFOE through a series of contractual agreements. Weibo Corporation, its subsidiaries, VIE and VIE’s subsidiaries together are referred to as “the Group.”

The following sets forth the Company’s major subsidiaries, VIE and VIE’s subsidiary:

Company	Date of Incorporation	Place of Incorporation	Percentage of Direct/ Indirect Economic Interest
Major Subsidiaries
Weibo Hong Kong Limited (“Weibo HK”)	July 19, 2010	Hong Kong	100%

Weibo Internet Technology (China) Co., Ltd. (“Weibo Technology” or “the WFOE”)	October 11, 2010	PRC	100%

Major VIE and VIE’s subsidiary
Beijing Weimeng Technology Co., Ltd (“Weimeng”)	August 9, 2010	PRC	100%

Beijing Weibo Interactive Internet Technology Co., Ltd. (‘‘Weibo Interactive’’)	Acquired in May 2013	PRC	100%

Transfer of assets and liabilities relating to the Weibo business to the Group. According to the Company’s Shareholder Agreement dated April 29, 2013, the Group shall be liable for a loan payable to SINA for assets and liabilities incurred by SINA for the development of the Weibo business. The interest on the loan to SINA is calculated based on actual spending incurred by SINA for the development of Weibo business at each period end. The interest was calculated at prevailing market interest rates by reference to the three-month time deposit rate of The People’s Bank of China, which ranged from 2.55% to 3.05%. The loans are repayable upon demand. There is no written loan agreement signed between SINA and Weibo. In 2014 after the IPO, the Group paid $276.6 million to SINA to settle the loan and the related interest expenses with SINA. The unsettled payables generated after the IPO are interest free and payable on demand. The interest expenses incurred was $2.8 million, nil and nil for the years ended December 31, 2014, 2015 and 2016, respectively.

Transfer of Equity Interest in Weibo Funds. SINA held a 55% and 85% equity interest in two limited liability partnerships, (“Weibo Funds’’), since 2011 and 2013, respectively, and had control over the operations and assets of the Weibo Funds, which engage in the investment of high-tech startups related to the Weibo business. On June 30, 2015, SINA transferred its equity interest in the Weibo Funds to the Group for a consideration of $22.0 million, and the Group accounted for such transaction as a business combination between entities under common control (Note 6). The Group’s consolidated financial statements presented for prior periods have been retrospectively adjusted to reflect the transfer from the first day SINA took control.

The amounts recognized in the Group’s consolidated financial statements reflect the assets, liabilities, and net equity of the Weibo Funds at SINA’s historical carrying value. A consideration of $22.0 million payable to SINA was recognized when the transfer became legally effective in June 2015.

Intellectual Property License Agreement. The intellectual property license agreement was entered into by and between SINA and the Company in April 2013. Under this agreement, SINA granted the Company and its subsidiaries a perpetual, worldwide, royalty-free, fully paid-up, non-sublicensable, non-transferable, limited, exclusive license of certain trademarks and a non-exclusive license of certain other intellectual property owned by SINA to make, sell, offer to sell and distribute products, services and applications on a microblogging and social networking platform. The Company granted SINA and its affiliates a non-exclusive, perpetual, worldwide, non-sublicensable, non-transferable limited license of certain of the Company’s intellectual property to use, reproduce, modify, prepare derivative works of, perform, display or otherwise exploit such intellectual property. This agreement commenced on April 29, 2013 and will continue to be in effect unless terminated by SINA should the Company breach the terms as provided in the agreement.

Basis of Presentation for the Reorganization. Since the Group and the Predecessor Operations are under common control, the accompanying consolidated financial statements include the assets, liabilities, revenue, expenses and cash flows that were directly attributable to the Predecessor Operations for all periods presented. The assets and liabilities have been stated at historical carrying amounts. In addition, the accompanying consolidated financial statements have been prepared as if the current corporate structure, including the transfer of Weibo Funds in June 2015, had been in existence throughout the periods presented.

Only those assets and liabilities that are specifically identifiable to Weibo business are included in the Group’s consolidated balance sheets. Accounts receivable amounts directly related to Weibo but for which SINA will receive payments and remit payments to the Group are included in the amount due from SINA. Liabilities directly related to Weibo but for which SINA will make payments and receive reimbursements from the Group are included in the amount due to SINA. The Group was liable for a payable to SINA for assets and liabilities incurred by SINA for the development of the Weibo business and presented as amount due to SINA in the consolidated balance sheets. Loan from SINA is presented under cash flow from financing activities in the consolidated statements of cash flows, whereas cash payment for billings from SINA for costs and expenses allocated is presented under operating activities. The Group’s statements of comprehensive income (loss) consists all the related costs and expenses of the Weibo business, including allocation to the cost of revenues, sales and marketing expenses, product development expenses, and general and administrative expenses, which are incurred by SINA but related to the Weibo business. These allocations were based on proportional cost allocation by considering proportion of the revenues, infrastructure usage metrics and labor usage metrics, among other things, attributable to the Group and are made on a basis considered reasonable by management. Income tax liability is calculated based on a separate return basis as if the Group had filed a separate tax return.

Total cost and expenses allocated from SINA were as follows:

	Year Ended December 31,
	2014	2015	2016
	(In thousands)
Cost of revenues	$1,124	$6,550	$11,022
Sales and marketing	17,417	1,263	1,271
Product development	17,238	12,981	9,094
General and administrative	6,581	3,884	4,316

	$42,360	$24,678	$25,703

However, while the expenses allocated to the Group for these items are not necessarily indicative of the expenses that would have been incurred if the Group had been a separate and independent entity, the Company does not believe that there is any significant difference between the nature and amount of these allocated expenses and the expenses that would have been incurred if the Group had been a separate and stand-alone entity.

Consolidation

The consolidated financial statements include the accounts of the Company, its wholly-owned subsidiaries, VIE, of which the Company is the primary beneficiary, VIE’s subsidiaries, and the Weibo Funds, which were purchased from SINA in June 2015. In accordance with ASC Subtopic 805-50, the transfer of the Weibo Funds was accounted for as a business combination between entities under common control. The consolidated financial statements of the Group presented for prior periods were retrospectively adjusted to reflect the transfer on a consolidated basis from the first day SINA took control of the Weibo Funds.

To comply with PRC laws and regulations, the Group provides a substantial amount of its services in China via the VIE, which holds critical operating licenses that enable the Group to do business in China. Most of the Group’s revenues, costs and net income (loss) in China were generated directly or indirectly through the VIE or the Predecessor Operations. The Company, through its subsidiary, has signed various agreements with the VIE to allow the transfer of economic benefits from the VIE to the Company. The Group has determined that it is the primary beneficiary of the VIE through Weibo Technology’s contractual arrangements with the VIE. Accordingly, the Company has consolidated the VIE’s results of operations and assets and liabilities in the Group’s financial statements pursuant to the United States Generally Accepted Accounting Principles (“US GAAP”) for all the periods presented.

Shareholders of the VIE are certain nominee shareholders of the Company or SINA. The capital for their investments in the VIE is funded by the Company and recorded as interest-free loans to these individuals. These loans were eliminated with the capital of the VIE during consolidation. Each shareholder of the VIE has agreed to transfer his equity interest in the VIE to Weibo Technology when permitted by PRC laws and regulations or to designees of the Company at any time for the amount of loans outstanding. All voting rights of the VIE, including without limitation the right to appoint all directors of the VIE, have been assigned to Weibo Technology. Weibo Technology has also entered into exclusive technical service agreements with the VIE under which Weibo Technology provides technical and other services to the VIE in exchange for substantially all net income of the VIE. In addition, the shareholders of the VIE have pledged their shares in the VIE as collateral for the non-payment of loans or for the technical and other services fees due to Weibo Technology. As of December 31, 2015 and 2016, the total amount of interest-free loans to the VIE’s shareholders was $10.0 million and $9.4 million, respectively and the aggregate accumulated loss of the VIE and VIE’s subsidiaries was $32.8 million and $54.5 million, respectively, which were included in the Group’s consolidated financial statements.

The following table sets forth the assets, liabilities, results of operations and cash flows of the VIE and VIE’s subsidiaries taken as a whole, including the Predecessor Operations, which are included in the Group’s consolidated balance sheets and statements of comprehensive income (loss):

	As of December 31,
	2015	2016
	(In thousands)
Cash, cash equivalents and short-term Investments	$129,154	$57,505
Accounts receivable	120,937	115,338
Property and equipment, net	1,277	357
Intangible assets	1,966	1,100
Goodwill	10,821	9,969
Prepayment for long-term investments	1,660	144
Long-term investments	38,104	49,195
Deferred tax assets	1,493	2,312
Amount due from SINA	—	12,163
Others	26,838	28,247

Total assets	$332,250	$276,330

Accounts payable	$18,613	$25,850
Accrued and other liabilities	47,487	64,879
Deferred revenues	29,567	38,313
Income tax payable	3,257	8,214
Amount due to SINA	8,465	—
Amount due to the subsidiaries of the Group	232,006	171,460
Deferred tax liability	477	274

Total liabilities	$339,872	$308,990

	Year Ended December 31,
	2014	2015	2016
	(In thousands)
Net revenues	$298,767	$391,568	$530,598
Net loss	$(6,351)	$(10,572)	$(21,758)

	Year Ended December 31,
	2014	2015	2016
	(In thousands)
Net cash provided by operating activities	$14,198	$158,290	$(42,556)
Net cash used in investing activities	$(9,552)	$(39,965)	$(28,577)
Net cash used in financing activities	$(5,997)	$—	$(1,148)

Net increase (decrease) in cash and cash equivalents	$(1,351)	$118,325	$(72,281)

Under the contractual arrangements with the VIE, the Company has the power to direct activities of the VIE through Weibo Technology and can have assets transferred freely out of the VIE without restrictions. Therefore, the Company considers that there is no asset of the VIE that can only be used to settle obligations of the VIE and VIE’s subsidiaries, except for the registered capital and non-distributable reserve funds of the VIE and VIE’s subsidiaries, amounting to $51.9 million and $56.2 million as of December 31, 2015 and 2016, respectively. Since the VIE is incorporated as limited liability company under the PRC Company Law, creditors of the VIE do not have recourse to the general credit of the Company. There is currently no contractual arrangement that would require the Company to provide additional financial support to the VIE. As the Company is conducting certain businesses mainly through the VIE, the Company may provide such support on a discretionary basis in the future, which could expose the Company to a loss. The total amount of costs and expenses allocated from SINA to the VIE was $16.1 million, $8.4 million and $12.3 million for the years ended December 31, 2014, 2015 and 2016, respectively.

Unrecognized revenue-producing assets held by the VIE include the Internet Content Provision License, the Online Culture Operating Permit, and the domain names of Weibo.com, Weibo.cn and Weibo.com.cn. Recognized revenue-producing assets held by the VIE include customer lists relating to game-related services, game platform technology and a non-compete agreement, which were acquired mostly through acquisitions. Unrecognized revenue-producing assets, including customer lists relating to advertising and marketing services, game-related services, VIP membership and data licensing, as well as trademarks, are also held by Weibo Technology.

The following is a summary of the VIE agreements:

Loan Agreements. The Company’s wholly owned subsidiary Weibo Technology has granted interest-free loans to each shareholder of the VIE with the sole purpose of providing funds necessary for capital injection into the VIE. The terms of the loans are for 10 years, and Weibo Technology has the right to, at its own discretion, shorten or extend the terms of the loans, if necessary. These loans were eliminated with the capital of the VIE during consolidation.

Share Transfer Agreements. Each shareholder of the VIE has granted Weibo Technology an option to purchase his shares in the VIE at a purchase price equal to the amount of the capital injection. Weibo Technology may exercise such option at any time until it has acquired all of the shares of the VIE, subject to applicable PRC laws. The option will be effective until the earlier of (i) the shareholders of the VIE and Weibo Technology have fully performed their obligations under this agreement, and (ii) the respective shareholders of the VIE and Weibo Technology agree to terminate the share transfer agreement in writing.

Loan Repayment Agreements. Each shareholder of the VIE has agreed with Weibo Technology that the interest-free loans under the loan agreements shall only be repaid through share transfer. Once the share transfers are completed, the purchase price for the share transfer will be set off against the loan repayment.

Agreements on Authorization to Exercise Shareholder’s Voting Power. Each shareholder of the VIE has authorized Weibo Technology to exercise all his voting power as a shareholder of the VIE on all matters requiring shareholders’ approval under PRC laws and regulations and the articles of association of the VIE, including without limitation to the appointment of directors, transfer, mortgage or dispose of the VIE’s assets, transfer of any equity interest in the VIE, and merger, split, dissolution and liquidation of the VIE. The authorizations are irrevocable and will not expire until the VIE dissolves.

Share Pledge Agreements. Each shareholder of the VIE has pledged all of his shares in the VIE and all other rights relevant to the share rights to Weibo Technology, as a collateral security for his obligations to pay off all debts to Weibo Technology, under the loan agreement and for the payment obligations of the VIE under the trademark license agreement and the technical services agreement. In the event of default of any payment obligations, Weibo Technology will be entitled to certain rights, including transferring the pledged shares to itself and disposing the pledged shares through sale or auction. During the term of each agreement, Weibo Technology is entitled to receive all dividends and distributions paid on the pledged shares. The pledges will be effective until the earlier of (i) the VIE and the shareholders of the VIE have fully performed their obligations under the above-referred agreements, and (ii) Weibo Technology unilaterally consents to terminate the respective share pledge agreement.

Exclusive Technical Services Agreement, Exclusive Sales Agency Agreement and Trademark License Agreement. The VIE has entered into an exclusive technical services agreement, an exclusive sales agency agreement and a trademark license agreement with Weibo Technology. Under the exclusive technical services agreement, Weibo Technology is engaged to provide technical services for the VIE’s online advertising and other related businesses. Under the exclusive sales agency agreement, the VIE has granted Weibo Technology the exclusive right to distribute, sell and provide agency services for all the products and services provided by the VIE. The term of the technical service agreement and the sales agency agreement will not expire until the VIE dissolves.

Due to its control over the VIE, Weibo Technology has the right to determine the service fee to be charged to the VIE under these agreements. By considering, among other things, the technical complexity of the service, the actual cost that may be incurred for providing such service, the operations of the VIE, applicable tax rates, planned capital expenditure and business strategies. Weibo Technology charged an amount of $187.8 million, $232.4 million and $335.6 million in service fees from the VIE under these agreements for the years ended December 31, 2014, 2015 and 2016, respectively, which was determined based on the actual cost incurred for providing such service and the cash position and operation of the VIE.

Under the trademark license agreement, Weibo Technology has granted the VIE trademark licenses to use its trademarks for specific areas, and the VIE is obligated to pay license fees to Weibo Technology. The term of the agreement is for one year and is automatically renewed provided that there is no objection from Weibo Technology.

The Company believes that the contractual arrangements among its subsidiary, VIE and VIE’s shareholders are in compliance with the current PRC laws and legally enforceable. However, uncertainties in the interpretation and enforcement of the PRC laws, regulations and policies could limit the Company’s ability to enforce these contractual arrangements. As a result, the Company may be unable to consolidate the VIE and VIE’s subsidiaries in the consolidated financial statements. The Company’s ability to control the VIE also depends on the authorization by the shareholders of the VIE to exercise voting rights on all matters requiring shareholder approval in the VIE. The Company believes that the agreements on authorization to exercise shareholder’s voting power are legally enforceable. In addition, if the legal structure and contractual arrangements with the VIE were found to be in violation of any future PRC laws and regulations, the Company may be subject to fines or other actions. The Company believes the possibility that it will no longer be able to control and consolidate the VIE will occur as a result of the aforementioned risks and uncertainties are remote.